THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—97.3%	SHARES	VALUE
AEROSPACE & DEFENSE—1.6%
L3Harris Technologies, Inc.	43,648	$9,061,325
The Boeing Co.	104,379	35,612,027
United Technologies Corp.	79,732	10,652,195
		55,325,547
APPAREL ACCESSORIES & LUXURY GOODS—0.3%
Lululemon Athletica, Inc.*	56,146	10,728,939

APPLICATION SOFTWARE—9.3%
Adobe, Inc.*	483,441	144,481,177
Autodesk, Inc.*	96,508	15,071,654
Palantir Technologies, Inc., Cl. A*,@,(a)	239,030	1,374,423
salesforce.com, Inc.*	938,516	145,000,722
Workday, Inc., Cl. A*	106,164	21,230,677
		327,158,653
AUTO PARTS & EQUIPMENT—0.9%
Aptiv PLC	369,387	32,376,771

BIOTECHNOLOGY—1.8%
Sarepta Therapeutics, Inc.*	160,980	23,961,873
Vertex Pharmaceuticals, Inc.*	241,660	40,265,389
		64,227,262
CASINOS & GAMING—0.4%
Las Vegas Sands Corp.	235,459	14,231,142

CONSTRUCTION MATERIALS—0.7%
Vulcan Materials Co.	179,077	24,775,303

DATA PROCESSING & OUTSOURCED SERVICES—9.5%
Fidelity National Information Services, Inc.	438,426	58,420,265
PayPal Holdings, Inc.*	593,293	65,499,547
Square, Inc., Cl. A*	248,180	19,956,154
Visa, Inc., Cl. A	1,066,692	189,871,176
		333,747,142
DIVERSIFIED BANKS—0.9%
Citigroup, Inc.	406,932	28,957,281
JPMorgan Chase & Co.	15,413	1,787,908
		30,745,189
DIVERSIFIED SUPPORT SERVICES—1.3%
Cintas Corp.	169,976	44,268,549

FINANCIAL EXCHANGES & DATA—2.9%
Intercontinental Exchange, Inc.	729,263	64,073,047
S&P Global, Inc.	155,094	37,990,275
		102,063,322
FOOTWEAR—1.2%
NIKE, Inc., Cl. B	470,967	40,517,291

GENERAL MERCHANDISE STORES—1.1%
Dollar Tree, Inc.*	378,316	38,493,653

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—97.3% (CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—7.8%
Abbott Laboratories	876,898	$76,377,816
Boston Scientific Corp.*	1,852,131	78,641,482
Danaher Corp.	642,919	90,330,119
Intuitive Surgical, Inc.*	34,969	18,166,745
Medtronic PLC	97,572	9,946,490
		273,462,652
HEALTH CARE SERVICES—0.3%
Cigna Corp.	65,169	11,073,516

HOME IMPROVEMENT RETAIL—1.0%
The Home Depot, Inc.	169,702	36,263,620

HYPERMARKETS & SUPER CENTERS—0.2%
Walmart, Inc.	48,451	5,348,021

INDUSTRIAL CONGLOMERATES—1.8%
Honeywell International, Inc.	366,900	63,275,574

INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	131,663	30,054,713

INTERACTIVE MEDIA & SERVICES—8.6%
Alphabet, Inc., Cl. C*	112,889	137,349,789
Facebook, Inc., Cl. A*	841,895	163,521,266
Tencent Holdings Ltd.	56,940	2,653,004
		303,524,059
INTERNET & DIRECT MARKETING RETAIL—12.4%
Alibaba Group Holding Ltd.#,*	323,539	56,007,836
Altaba, Inc.*	813,353	57,300,719
Amazon.com, Inc.*	167,246	312,211,488
MercadoLibre, Inc.*	14,109	8,767,615
		434,287,658
INVESTMENT BANKING & BROKERAGE—0.4%
Morgan Stanley	312,048	13,904,859

LEISURE FACILITIES—0.4%
Vail Resorts, Inc.	57,271	14,118,447

LIFE SCIENCES TOOLS & SERVICES—1.9%
Illumina, Inc.*	72,061	21,573,622
Thermo Fisher Scientific, Inc.	166,072	46,114,873
		67,688,495
MANAGED HEALTH CARE—2.5%
UnitedHealth Group, Inc.	353,002	87,901,028

METAL & GLASS CONTAINERS—0.6%
Ball Corp.	283,611	20,272,514

MOVIES & ENTERTAINMENT—2.8%
Netflix, Inc.*	131,533	42,483,844
The Walt Disney Co.	398,401	56,975,327
		99,459,171

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—97.3% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—1.7%
Allergan PLC	198,531	$31,864,226
GW Pharmaceuticals PLC#,*	59,578	9,669,509
Novartis AG#	75,875	6,948,633
Zoetis, Inc., Cl. A	110,786	12,728,204
		61,210,572
PROPERTY & CASUALTY INSURANCE—1.4%
The Progressive Corp.	602,588	48,797,576

RAILROADS—0.9%
Union Pacific Corp.	176,095	31,688,295

RESTAURANTS—0.4%
McDonald’s Corp.	59,856	12,612,856

SEMICONDUCTOR EQUIPMENT—1.0%
Lam Research Corp.	172,155	35,913,255

SEMICONDUCTORS—2.3%
Micron Technology, Inc.*	369,958	16,607,415
NXP Semiconductors NV	393,623	40,696,682
Taiwan Semiconductor Manufacturing Co., Ltd.#	180,584	7,698,296
Xilinx, Inc.	124,060	14,168,893
		79,171,286
SPECIALTY CHEMICALS—1.3%
The Sherwin-Williams Co.	90,977	46,674,840

SYSTEMS SOFTWARE—10.4%
Microsoft Corp.	2,540,771	346,230,864
ServiceNow, Inc.*	64,939	18,013,429
		364,244,293
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.7%
Apple, Inc.	607,634	129,450,347

WIRELESS TELECOMMUNICATION SERVICES—0.7%
T-Mobile US, Inc.*	300,493	23,958,307
TOTAL COMMON STOCKS (Cost $2,221,507,761)		3,413,014,717

PREFERRED STOCKS—0.2%	SHARES	VALUE
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	974,841	5,605,336
Palantir Technologies, Inc., Cl. D*,@,(a)	127,007	730,290
		6,335,626
TOTAL PREFERRED STOCKS (Cost $7,275,902)		6,335,626

REAL ESTATE INVESTMENT TRUST—1.1%	SHARES	VALUE
SPECIALIZED—1.1%
Crown Castle International Corp.	300,316	40,020,110
(Cost $35,801,282)		40,020,110

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

		VALUE
Total Investments (Cost $2,264,584,945)	98.6%	$3,459,370,453
Unaffiliated Securities (Cost $2,264,584,945)		3,459,370,453
Other Assets in Excess of Liabilities	1.4%	50,027,822
NET ASSETS	100.0%	$3,509,398,275

#                 American Depositary Receipts.

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2019
Palantir Technologies, Inc., Cl. A	10/7/14	$1,555,368	0.05%	$1,374,423	0.04%
Palantir Technologies, Inc., Cl. B	10/7/14	6,437,297	0.22%	5,605,336	0.16%
Palantir Technologies, Inc., Cl. D	10/14/14	838,605	0.03%	730,290	0.02%
Total				$7,710,049	0.22%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND

Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—94.9%	SHARES	VALUE
AEROSPACE & DEFENSE—1.2%
The Boeing Co.	19,714	$6,726,023

APPLICATION SOFTWARE—11.2%
Adobe, Inc.*	78,912	23,583,640
Avalara, Inc.*	88,771	7,233,061
salesforce.com, Inc.*	193,103	29,834,414
		60,651,115
AUTO PARTS & EQUIPMENT—1.4%
Aptiv PLC	83,576	7,325,436

AUTOMOTIVE RETAIL—0.2%
Carvana Co., Cl. A*	20,641	1,311,942

BIOTECHNOLOGY—1.9%
Alnylam Pharmaceuticals, Inc.*	33,320	2,585,299
Sarepta Therapeutics, Inc.*	21,231	3,160,234
Vertex Pharmaceuticals, Inc.*	26,380	4,395,436
		10,140,969
CONSTRUCTION MATERIALS—0.5%
Vulcan Materials Co.	21,362	2,955,433

DATA PROCESSING & OUTSOURCED SERVICES—9.3%
Fidelity National Information Services, Inc.	105,856	14,105,312
PayPal Holdings, Inc.*	84,962	9,379,805
Visa, Inc., Cl. A	149,088	26,537,664
		50,022,781
DIVERSIFIED BANKS—1.3%
Citigroup, Inc.	101,007	7,187,658

DIVERSIFIED SUPPORT SERVICES—1.4%
Cintas Corp.	27,991	7,289,976

FINANCIAL EXCHANGES & DATA—2.2%
S&P Global, Inc.	48,795	11,952,335

GENERAL MERCHANDISE STORES—1.1%
Dollar Tree, Inc.*	57,035	5,803,311

HEALTH CARE EQUIPMENT—8.5%
Abbott Laboratories	207,323	18,057,833
ABIOMED, Inc.*	8,302	2,312,605
Boston Scientific Corp.*	260,496	11,060,660
Danaher Corp.	94,350	13,256,175
DexCom, Inc.*	5,742	900,748
		45,588,021
HOME IMPROVEMENT RETAIL—0.4%
The Home Depot, Inc.	9,131	1,951,203

INDUSTRIAL CONGLOMERATES—1.4%
Honeywell International, Inc.	44,816	7,728,967

INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	13,905	3,174,094

INTERACTIVE MEDIA & SERVICES—8.7%
Alphabet, Inc., Cl. C*	12,822	15,600,271

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—94.9% (CONT.)	SHARES	VALUE
INTERACTIVE MEDIA & SERVICES—8.7% (CONT.)
Facebook, Inc., Cl. A*	135,438	$26,306,123
Pinterest, Inc., Cl. A*	178,481	5,174,164
		47,080,558
INTERNET & DIRECT MARKETING RETAIL—12.0%
Alibaba Group Holding Ltd.#,*	110,233	19,082,435
Amazon.com, Inc.*	24,434	45,612,903
		64,695,338
INVESTMENT BANKING & BROKERAGE—0.3%
Morgan Stanley	35,108	1,564,412

LIFE SCIENCES TOOLS & SERVICES—2.2%
Illumina, Inc.*	16,101	4,820,317
Thermo Fisher Scientific, Inc.	25,707	7,138,320
		11,958,637
MANAGED HEALTH CARE—2.7%
UnitedHealth Group, Inc.	58,680	14,611,907

METAL & GLASS CONTAINERS—0.4%
Ball Corp.	29,884	2,136,108

MOVIES & ENTERTAINMENT—2.5%
Live Nation Entertainment, Inc.*	57,936	4,174,868
Netflix, Inc.*	29,041	9,379,953
		13,554,821
PHARMACEUTICALS—0.4%
GW Pharmaceuticals PLC#,*	12,749	2,069,163

PROPERTY & CASUALTY INSURANCE—1.9%
The Progressive Corp.	127,461	10,321,792

RAILROADS—1.0%
Union Pacific Corp.	29,613	5,328,859

RESTAURANTS—0.9%
McDonald’s Corp.	23,156	4,879,432

SEMICONDUCTOR EQUIPMENT—1.5%
ACM Research, Inc., Cl. A*	72,335	1,260,799
Lam Research Corp.	31,900	6,654,659
		7,915,458
SEMICONDUCTORS—2.3%
NXP Semiconductors NV	121,215	12,532,419

SPECIALTY CHEMICALS—2.1%
The Sherwin-Williams Co.	21,937	11,254,558

SYSTEMS SOFTWARE—9.8%
Microsoft Corp.	387,092	52,749,027

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.6%
Apple, Inc.	89,987	19,170,831
TOTAL COMMON STOCKS (Cost $431,275,209)		511,632,584

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	76,825	$153,650
(Cost $345,713)		153,650

MASTER LIMITED PARTNERSHIP—1.2%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
The Carlyle Group LP	265,772	6,338,662
(Cost $5,910,461)		6,338,662

REAL ESTATE INVESTMENT TRUST—0.9%	SHARES	VALUE
SPECIALIZED—0.9%
Crown Castle International Corp.	37,541	5,002,714
(Cost $4,822,468)		5,002,714
Total Investments (Cost $442,353,851)	97.0%	$523,127,610
Affiliated Securities (Cost $345,713)		153,650
Unaffiliated Securities (Cost $442,008,138)		522,973,960
Other Assets in Excess of Liabilities	3.0%	16,041,558
NET ASSETS	100.0%	$539,169,168

#	American Depositary Receipts.
(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2019
Prosetta Biosciences, Inc., Series D	2/6/15	$345,713	0.80%	$153,650	0.03%
Total				$153,650	0.03%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—94.1%	SHARES	VALUE
AEROSPACE & DEFENSE—2.8%
Arconic, Inc.	30,731	$769,504
HEICO Corp.	8,377	1,145,555
L3Harris Technologies, Inc.	4,065	843,894
Mercury Systems, Inc.*	3,216	262,168
		3,021,121
AIR FREIGHT & LOGISTICS—0.5%
XPO Logistics, Inc.*	8,253	556,911

APPAREL ACCESSORIES & LUXURY GOODS—3.9%
Levi Strauss & Co., Cl. A*	73,316	1,397,403
Lululemon Athletica, Inc.*	7,220	1,379,670
Tapestry, Inc.	27,885	862,483
VF Corp.	6,382	557,723
		4,197,279
APPAREL RETAIL—1.5%
Burlington Stores, Inc.*	9,158	1,655,308

APPLICATION SOFTWARE—10.4%
Anaplan, Inc.*	30,184	1,718,677
ANSYS, Inc.*	4,635	941,461
Aspen Technology, Inc.*	8,307	1,095,444
Atlassian Corp., PLC, Cl. A*	5,893	825,727
Avalara, Inc.*	20,231	1,648,422
Cadence Design Systems, Inc.*	7,519	555,729
Fair Isaac Corp.*	2,308	801,845
Medallia, Inc.*	15,686	625,087
Palantir Technologies, Inc., Cl. A*,@,(a)	12,426	71,450
Pluralsight, Inc., Cl. A*	17,644	541,494
PTC, Inc.*	11,143	755,273
RealPage, Inc.*	5,710	356,761
SS&C Technologies Holdings, Inc.	5,624	269,671
The Trade Desk, Inc., Cl. A*	2,747	723,313
Workday, Inc., Cl. A*	1,896	379,162
		11,309,516
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
WisdomTree Investments, Inc.	131,773	816,993

AUTO PARTS & EQUIPMENT—0.8%
Aptiv PLC	9,848	863,177

AUTOMOTIVE RETAIL—0.5%
O’Reilly Automotive, Inc.*	1,379	525,068

BIOTECHNOLOGY—3.1%
Alnylam Pharmaceuticals, Inc.*	5,607	435,047
Incyte Corp.*	8,481	720,206
Neurocrine Biosciences, Inc.*	2,408	232,107
Repligen Corp.*	9,655	911,335
Sarepta Therapeutics, Inc.*	7,360	1,095,536
		3,394,231

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—94.1% (CONT.)	SHARES	VALUE
BROADCASTING—1.3%
CBS Corp., Cl. B	16,005	$824,418
Discovery, Inc., Cl. A*	17,991	545,307
		1,369,725
COMMUNICATIONS EQUIPMENT—0.3%
Arista Networks, Inc.*	1,022	279,466

CONSTRUCTION MATERIALS—0.4%
Vulcan Materials Co.	3,096	428,332

CONSUMER ELECTRONICS—0.4%
Garmin Ltd.	5,671	445,684

DATA PROCESSING & OUTSOURCED SERVICES—8.0%
Fidelity National Information Services, Inc.	13,596	1,811,667
Fiserv, Inc.*	31,935	3,366,907
Global Payments, Inc.	4,103	688,976
Square, Inc., Cl. A*	24,848	1,998,028
Total System Services, Inc.	6,343	860,872
		8,726,450
DIVERSIFIED SUPPORT SERVICES—4.1%
Cintas Corp.	4,461	1,161,823
IAA, Inc.*	30,739	1,437,048
KAR Auction Services, Inc.	42,837	1,145,461
UniFirst Corp.	3,488	686,683
		4,431,015
EDUCATION SERVICES—0.4%
Chegg, Inc.*	8,579	385,369

ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
AMETEK, Inc.	11,869	1,063,581

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.2%
Cognex Corp.	16,950	745,969
FLIR Systems, Inc.	11,117	552,070
		1,298,039
ENVIRONMENTAL & FACILITIES SERVICES—1.2%
Waste Connections, Inc.	14,733	1,336,578

FINANCIAL EXCHANGES & DATA—0.7%
MarketAxess Holdings, Inc.	2,365	797,100

GENERAL MERCHANDISE STORES—1.1%
Dollar Tree, Inc.*	12,209	1,242,266

HEALTH CARE EQUIPMENT—5.5%
ABIOMED, Inc.*	1,618	450,710
DexCom, Inc.*	10,808	1,695,451
IDEXX Laboratories, Inc.*	3,102	874,919
Insulet Corp.*	8,839	1,086,667
Masimo Corp.*	5,317	839,288
Tandem Diabetes Care, Inc.*	8,455	536,301
Wright Medical Group NV*	16,496	476,075
		5,959,411

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—94.1% (CONT.)	SHARES	VALUE
HEALTH CARE SERVICES—1.3%
Guardant Health, Inc.*	14,876	$1,398,195

HEALTH CARE TECHNOLOGY—1.8%
Livongo Health, Inc.*	1,783	78,898
Phreesia, Inc.*	8,783	240,039
Teladoc Health, Inc.*	4,835	329,940
Veeva Systems, Inc., Cl. A*	7,838	1,300,324
		1,949,201
HOMEFURNISHING RETAIL—0.8%
Bed Bath & Beyond, Inc.	87,555	850,159

HOUSEHOLD PRODUCTS—1.8%
Church & Dwight Co., Inc.	25,254	1,905,162

HYPERMARKETS & SUPER CENTERS—0.4%
BJ’s Wholesale Club Holdings, Inc.*	18,261	430,229

INDUSTRIAL MACHINERY—1.8%
Fortive Corp.	14,372	1,092,991
Lincoln Electric Holdings, Inc.	10,029	847,651
		1,940,642
INSURANCE BROKERS—0.7%
eHealth, Inc.*	7,482	776,257

INTERACTIVE HOME ENTERTAINMENT—0.9%
Take-Two Interactive Software, Inc.*	7,898	967,663

INTERACTIVE MEDIA & SERVICES—3.9%
IAC/InterActiveCorp*	3,465	828,308
Pinterest, Inc., Cl. A*	80,067	2,321,142
Twitter, Inc.*	24,683	1,044,338
		4,193,788
INTERNET & DIRECT MARKETING RETAIL—2.5%
Chewy, Inc., Cl. A*	12,474	418,627
Etsy, Inc.*	12,528	839,627
Farfetch Ltd., Cl. A*	38,011	764,021
MercadoLibre, Inc.*	1,092	678,591
		2,700,866
INTERNET SERVICES & INFRASTRUCTURE—2.2%
GoDaddy, Inc., Cl. A*	7,658	561,944
Okta, Inc., Cl. A*	5,679	742,984
VeriSign, Inc.*	4,965	1,048,062
		2,352,990
IT CONSULTING & OTHER SERVICES—0.3%
Endava PLC#,*	7,491	277,167

LEISURE FACILITIES—1.8%
Planet Fitness, Inc., Cl. A*	25,226	1,984,277

LIFE SCIENCES TOOLS & SERVICES—2.8%
Adaptive Biotechnologies Corp.*	6,052	233,305
Bio-Techne Corp.	7,464	1,568,560
NanoString Technologies, Inc.*	30,580	1,004,859

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—94.1% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—2.8% (CONT.)
Personalis, Inc.*	14,308	$256,256
		3,062,980
METAL & GLASS CONTAINERS—0.8%
Ball Corp.	11,475	820,233

MOVIES & ENTERTAINMENT—2.5%
Live Nation Entertainment, Inc.*	38,277	2,758,241

PHARMACEUTICALS—2.6%
Aerie Pharmaceuticals, Inc.*	11,931	258,545
Fulcrum Therapeutics, Inc.*	24,233	335,627
GW Pharmaceuticals PLC#,*	9,529	1,546,557
Zoetis, Inc., Cl. A	6,853	787,341
		2,928,070
PROPERTY & CASUALTY INSURANCE—1.1%
The Progressive Corp.	15,163	1,227,900

REGIONAL BANKS—0.9%
SVB Financial Group*	4,375	1,014,869

RESEARCH & CONSULTING SERVICES—2.9%
CoStar Group, Inc.*	1,330	818,482
IHS Markit Ltd.*	16,294	1,049,659
Verisk Analytics, Inc., Cl. A	8,622	1,308,130
		3,176,271
RESTAURANTS—2.5%
Shake Shack, Inc., Cl. A*	22,281	1,663,499
Wingstop, Inc.	11,586	1,107,506
		2,771,005
SEMICONDUCTOR EQUIPMENT—1.2%
KLA Corp.	9,461	1,289,724

SEMICONDUCTORS—4.0%
Advanced Micro Devices, Inc.*	47,545	1,447,745
Microchip Technology, Inc.	4,513	426,117
Monolithic Power Systems, Inc.	3,094	458,407
Universal Display Corp.	2,732	576,671
Xilinx, Inc.	12,864	1,469,197
		4,378,137
SPECIALTY CHEMICALS—0.5%
WR Grace & Co.	8,149	552,584

SYSTEMS SOFTWARE—0.9%
Crowdstrike Holdings, Inc., Cl. A*	6,216	553,659
ServiceNow, Inc.*	1,390	385,572
		939,231
THRIFTS & MORTGAGE FINANCE—0.7%
LendingTree, Inc.*	2,290	738,617

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—94.1% (CONT.)	SHARES	VALUE
TRUCKING—0.7%
Old Dominion Freight Line, Inc.	4,542	$758,423
TOTAL COMMON STOCKS (Cost $86,452,736)		102,245,501

PREFERRED STOCKS—0.6%	SHARES	VALUE
APPLICATION SOFTWARE—0.3%
Palantir Technologies, Inc., Cl. B*,@,(a)	50,675	291,381

BIOTECHNOLOGY—0.3%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	166,009	332,018
TOTAL PREFERRED STOCKS (Cost $1,081,669)		623,399

RIGHTS—1.2%	SHARES	VALUE
BIOTECHNOLOGY—1.2%
Tolero CDR*,@,(a),(c)	422,928	1,315,306
(Cost $226,186)		1,315,306

REAL ESTATE INVESTMENT TRUST—4.6%	SHARES	VALUE
HEALTH CARE—0.8%
Welltower, Inc.	10,473	870,516

INDUSTRIAL—1.3%
Americold Realty Trust	19,661	659,233
Rexford Industrial Realty, Inc.	17,720	733,608
		1,392,841
RESIDENTIAL—0.5%
Equity LifeStyle Properties, Inc.	4,442	551,919

SPECIALIZED—2.0%
Crown Castle International Corp.	16,221	2,161,610
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $4,136,926)		4,976,886
Total Investments (Cost $91,897,517)	100.5%	$109,161,092
Affiliated Securities (Cost $747,040)		332,018
Unaffiliated Securities (Cost $91,150,477)		108,829,074
Liabilities in Excess of Other Assets	(0.5)%	(497,610)
NET ASSETS	100.0%	$108,663,482

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2019
Palantir Technologies, Inc., Cl. A	10/7/14	$80,856	0.05%	$71,450	0.07%
Palantir Technologies, Inc., Cl. B	10/7/14	334,629	0.22%	291,381	0.27%
Prosetta Biosciences, Inc., Series D	2/6/15	747,040	0.50%	332,018	0.30%
Tolero CDR	2/6/17	226,186	0.23%	1,315,306	1.21%
Total				$2,010,155	1.85%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—96.8%	SHARES	VALUE
AEROSPACE & DEFENSE—2.1%
Hexcel Corp.	10,889	$890,285
Mercury Systems, Inc.*	33,573	2,736,871
		3,627,156
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Canada Goose Holdings, Inc.*	28,243	1,321,490

APPAREL RETAIL—1.5%
Burlington Stores, Inc.*	14,864	2,686,668

APPLICATION SOFTWARE—22.5%
ACI Worldwide, Inc.*	97,206	3,262,233
Avalara, Inc.*	65,300	5,320,644
Blackbaud, Inc.	40,082	3,647,462
Blackline, Inc.*	17,698	789,331
Coupa Software, Inc.*	16,630	2,256,857
Everbridge, Inc.*	26,836	2,745,323
Guidewire Software, Inc.*	25,625	2,615,800
HubSpot, Inc.*	19,849	3,547,413
Manhattan Associates, Inc.*	24,433	2,076,561
Medallia, Inc.*	1,999	79,660
MicroStrategy, Inc., Cl. A*	8,809	1,204,455
Paycom Software, Inc.*	17,421	4,194,106
Q2 Holdings, Inc.*	33,968	2,713,024
Smartsheet, Inc., Cl. A*	27,051	1,350,115
SPS Commerce, Inc.*	14,093	1,576,020
Tyler Technologies, Inc.*	8,580	2,002,143
		39,381,147
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
WisdomTree Investments, Inc.	263,481	1,633,582

BIOTECHNOLOGY—6.4%
Bluebird Bio, Inc.*	6,527	856,538
CareDx, Inc.*	99,820	3,271,101
Exact Sciences Corp.*	14,114	1,624,663
Heron Therapeutics, Inc.*	15,848	276,389
Portola Pharmaceuticals, Inc.*	22,736	606,597
Repligen Corp.*	15,441	1,457,476
Sarepta Therapeutics, Inc.*	20,987	3,123,915
		11,216,679
ELECTRONIC COMPONENTS—0.8%
Dolby Laboratories, Inc., Cl. A	19,841	1,351,172

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.7%
Cognex Corp.	52,792	2,323,376
FLIR Systems, Inc.	49,247	2,445,606
		4,768,982
FOOD RETAIL—0.1%
Grocery Outlet Holding Corp.*	3,565	138,821

GENERAL MERCHANDISE STORES—0.5%
Ollie’s Bargain Outlet Holdings, Inc.*	10,163	860,705

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—96.8% (CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—12.0%
ABIOMED, Inc.*	11,292	$3,145,500
Axogen, Inc.*	28,072	504,735
Cantel Medical Corp.	47,137	4,349,802
CryoPort, Inc.*	51,235	1,048,781
DexCom, Inc.*	16,556	2,597,140
Inogen, Inc.*	19,406	1,193,469
Insulet Corp.*	42,979	5,283,838
Tandem Diabetes Care, Inc.*	46,011	2,918,478
		21,041,743
HEALTH CARE SUPPLIES—6.2%
Neogen Corp.*	66,075	4,717,755
OraSure Technologies, Inc.*	77,575	647,751
Quidel Corp.*	92,794	5,477,630
		10,843,136
HEALTH CARE TECHNOLOGY—8.3%
Medidata Solutions, Inc.*	50,414	4,606,327
Veeva Systems, Inc., Cl. A*	45,649	7,573,169
Vocera Communications, Inc.*	90,679	2,327,730
		14,507,226
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.9%
WageWorks, Inc.*	31,965	1,635,649

HYPERMARKETS & SUPER CENTERS—0.8%
BJ’s Wholesale Club Holdings, Inc.*	62,064	1,462,228

INSURANCE BROKERS—0.6%
eHealth, Inc.*	10,124	1,050,365

INTERACTIVE HOME ENTERTAINMENT—2.6%
Take-Two Interactive Software, Inc.*	36,645	4,489,745

INTERACTIVE MEDIA & SERVICES—0.4%
Pinterest, Inc., Cl. A*	23,265	674,452

INTERNET & DIRECT MARKETING RETAIL—2.9%
Chewy, Inc., Cl. A*	24,091	808,494
Etsy, Inc.*	40,670	2,725,703
GrubHub, Inc.*	17,237	1,165,738
Waitr Holdings, Inc.*	65,572	300,976
		5,000,911
INTERNET SERVICES & INFRASTRUCTURE—2.2%
Shopify, Inc., Cl. A*	12,058	3,832,997

IT CONSULTING & OTHER SERVICES—0.8%
InterXion Holding NV*	18,038	1,358,261

LEISURE FACILITIES—2.0%
Planet Fitness, Inc., Cl. A*	43,579	3,427,924

LIFE SCIENCES TOOLS & SERVICES—5.7%
Adaptive Biotechnologies Corp.*	157	6,052
Bio-Techne Corp.	27,512	5,781,647
NanoString Technologies, Inc.*	65,990	2,168,431

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—96.8% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—5.7% (CONT.)
Personalis, Inc.*	5,200	$93,132
PRA Health Sciences, Inc.*	18,835	1,881,805
		9,931,067
MANAGED HEALTH CARE—1.2%
HealthEquity, Inc.*	25,085	2,056,468

MOVIES & ENTERTAINMENT—2.1%
Live Nation Entertainment, Inc.*	49,721	3,582,895

OIL & GAS EQUIPMENT & SERVICES—0.8%
DMC Global, Inc.	26,178	1,367,539

OIL & GAS EXPLORATION & PRODUCTION—0.6%
Magnolia Oil & Gas Corp., Cl. A*	89,098	996,116

PERSONAL PRODUCTS—0.4%
elf Beauty, Inc.*	44,542	738,952

PHARMACEUTICALS—0.6%
Aerie Pharmaceuticals, Inc.*	17,979	389,605
GW Pharmaceuticals PLC#,*	4,670	757,941
		1,147,546
RESTAURANTS—2.3%
Shake Shack, Inc., Cl. A*	34,497	2,575,546
Wingstop, Inc.	15,586	1,489,866
		4,065,412
SEMICONDUCTORS—0.8%
Universal Display Corp.	6,402	1,351,334

SPECIALTY CHEMICALS—1.6%
Balchem Corp.	27,741	2,847,336

SPECIALTY STORES—0.7%
Five Below, Inc.*	10,837	1,272,914

SYSTEMS SOFTWARE—2.0%
Proofpoint, Inc.*	27,683	3,493,595
TOTAL COMMON STOCKS (Cost $86,105,743)		169,162,213

PREFERRED STOCKS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%	133,263	266,526
Prosetta Biosciences, Inc., Series D*,@,(a),(b)
(Cost $599,684)		266,526

RIGHTS—0.9%	SHARES	VALUE
BIOTECHNOLOGY—0.9%
Tolero CDR*,@,(b),(c)	528,559	1,643,818
(Cost $285,725)		1,643,818

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

		VALUE
Total Investments (Cost $86,991,152)	97.9%	$171,072,557
Affiliated Securities (Cost $599,684)		266,526
Unaffiliated Securities (Cost $86,391,468)		170,806,031
Other Assets in Excess of Liabilities	2.1%	3,661,429
NET ASSETS	100.0%	$174,733,986

#                 American Depositary Receipts.

(a)         Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(b)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(c)          Contingent Deferred Rights.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2019
Prosetta Biosciences, Inc., Series D	2/6/15	$599,684	0.10%	$266,526	0.15%
Tolero CDR	2/6/17	285,725	0.16%	1,643,818	0.94%
Total				$1,910,344	1.09%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services — Investment Companies. The Trust operates as a series company and currently offers an unlimited number of shares of beneficial interest in four funds — Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A, C, I, R, Y, Z and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are sold to institutional investors without an initial or deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the tenth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may convert to Class A shares earlier. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Each class has identical rights to assets and earnings except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (“Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Funds’ investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•             Level 1 — quoted prices in active markets for identical investments

•             Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2019, in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$426,941,537	$424,288,533	$2,653,004	$—
Consumer Discretionary	633,630,377	633,630,377	—	—
Consumer Staples	5,348,021	5,348,021	—	—
Financials	195,510,946	195,510,946	—	—
Health Care	565,563,525	565,563,525	—	—
Industrials	194,557,965	194,557,965	—	—
Information Technology	1,269,684,976	1,268,310,553	—	1,374,423
Materials	121,777,370	121,777,370	—	—
TOTAL COMMON STOCKS	$3,413,014,717	$3,408,987,290	$2,653,004	$1,374,423
PREFERRED STOCKS
Information Technology	6,335,626	—	—	6,335,626
REAL ESTATE INVESTMENT TRUST
Real Estate	40,020,110	40,020,110	—	—
TOTAL INVESTMENTS IN SECURITIES	$3,459,370,453	$3,449,007,400	$2,653,004	$7,710,049

Alger Focus Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$60,635,379	$60,635,379	$—	$—
Consumer Discretionary	85,966,662	85,966,662	—	—
Financials	31,026,197	31,026,197	—	—
Health Care	84,368,697	84,368,697	—	—
Industrials	27,073,825	27,073,825	—	—
Information Technology	203,041,631	203,041,631	—	—
Materials	19,520,193	19,520,193	—	—
TOTAL COMMON STOCKS	$511,632,584	$511,632,584	$—	$—
MASTER LIMITED PARTNERSHIP
Financials	6,338,662	6,338,662	—	—
PREFERRED STOCKS
Health Care	153,650	—	—	153,650
REAL ESTATE INVESTMENT TRUST
Real Estate	5,002,714	5,002,714	—	—
TOTAL INVESTMENTS IN SECURITIES	$523,127,610	$522,973,960	$—	$153,650

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$9,289,417	$9,289,417	$—	$—
Consumer Discretionary	17,620,458	17,620,458	—	—
Consumer Staples	2,335,391	2,335,391	—	—
Financials	5,371,736	5,371,736	—	—
Health Care	18,692,088	18,692,088	—	—
Industrials	16,284,542	16,284,542	—	—
Information Technology	30,850,720	30,779,270	—	71,450
Materials	1,801,149	1,801,149	—	—
TOTAL COMMON STOCKS	$102,245,501	$102,174,051	$—	$71,450

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Health Care	$332,018	$—	$—	$332,018
Information Technology	291,381	—	—	291,381
TOTAL PREFERRED STOCKS	$623,399	$—	$—	$623,399
REAL ESTATE INVESTMENT TRUST
Real Estate	4,976,886	4,976,886	—	—
RIGHTS
Health Care	1,315,306	—	—	1,315,306
TOTAL INVESTMENTS IN SECURITIES	$109,161,092	$107,150,937 $	$—	$2,010,155

Alger Small Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$8,747,092	$8,747,092	$—	$—
Consumer Discretionary	18,636,024	18,636,024	—	—
Consumer Staples	2,340,001	2,340,001	—	—
Energy	2,363,655	2,363,655	—	—
Financials	2,683,947	2,683,947	—	—
Health Care	70,743,865	70,743,865	—	—
Industrials	5,262,805	5,262,805	—	—
Information Technology	55,537,488	55,537,488	—	—
Materials	2,847,336	2,847,336	—	—
TOTAL COMMON STOCKS	$169,162,213	$169,162,213 $	$—	$—
PREFERRED STOCKS
Health Care	266,526	—	—	266,526
RIGHTS
Health Care	1,643,818	—	—	1,643,818
TOTAL INVESTMENTS IN SECURITIES	$171,072,557	$169,162,213	$—	$1,910,344

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2018	$1,374,423
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2019	1,374,423
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$—

Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2018	$7,554,899
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(1,830,026)
Included in net change in unrealized appreciation (depreciation) on investments	2,397,233
Purchases and sales
Purchases	—
Sales	(1,786,480)
Closing balance at July 31, 2019	6,335,626
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Preferred Stocks
Opening balance at November 1, 2018	$241,230
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(87,580)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2019	153,650
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$(87,580)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2018	$71,450
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses	—
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales	—
Purchases	—
Sales	—
Closing balance at July 31, 2019	71,450
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2018	$895,510
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(124,367)
Included in net change in unrealized appreciation (depreciation) on investments	(26,336)
Purchases and sales
Purchases	—
Sales	(121,408)
Closing balance at July 31, 2019	623,399
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$(189,250)

Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2018	$1,190,838
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	124,468
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2019	1,315,306
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$124,468

Special Purpose
Alger Mid Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2018	$0 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(238,473)
Included in net change in unrealized appreciation (depreciation) on investments	240,362
Purchases and sales
Purchases	—
Sales	(1,889)
Closing balance at July 31, 2019	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2018	$868,765
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(675,891)
Included in net change in unrealized appreciation (depreciation) on investments	733,460
Purchases and sales
Purchases	—
Sales	(659,808)
Closing balance at July 31, 2019	266,526
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$(151,920)

Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2018	$1,488,264
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	155,554
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2019	1,643,818
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$155,554

Special Purpose
Alger Small Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2018	$0 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(769,038)
Included in net change in unrealized appreciation (depreciation) on investments	775,134
Purchases and sales
Purchases	—
Sales	(6,096)
Closing balance at July 31, 2019	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$—

* Includes securities that are fair valued at zero.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2019. In addition to the methodologies and inputs noted in the table below, according to our valuation policy we may also use other valuation methodologies and inputs when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

	Fair Value July 31, 2019	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Institutional Fund
Common Stocks	$1,374,423	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	6,335,626	Market Approach	Market Quotation	N/A*	N/A

Alger Focus Equity Fund
Preferred Stocks	$153,650	Income Approach	Discount Rate	49.50%-55.00%	N/A

Alger Mid Cap Growth Institutional Fund
Common Stocks	$71,450	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	291,381	Market Approach	Market Quotation	N/A*	N/A
	332,018	Income Approach	Discount Rate	49.50%-55.00%	N/A
Rights	1,315,306	Income Approach	Discount Rate	6.10%-6.35%	N/A

Alger Small Cap Growth Institutional Fund
Preferred Stocks	$266,526	Income Approach	Discount Rate	49.50%-55.00%	N/A
Rights	1,643,818	Income Approach	Discount Rate	6.10%-6.35%	N/A

* The Fund utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a private sale available to the Fund at July 31, 2019.

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

As of July 31, 2019, there were no transfers of securities between Level 1 and Level 2.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2019, such assets were categorized within the disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash and cash equivalents:
Alger Capital Appreciation Institutional Fund	$14,611,625	$—	$14,611,625	$—
Alger Focus Equity Fund	10,627,858	—	10,627,858	—
Alger Mid Cap Growth Institutional Fund	877,844	—	877,844	—
Alger Small Cap Growth Institutional Fund	4,276,880	—	4,276,880	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options— The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indexes. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended July 31, 2019. Purchase and sale transactions, interest income and dividend income earned during the period were as follows:

							Net Increase
	Shares/ Par at			Shares/	Dividend/		(Decrease) in
Security	October 31, 2018	Purchases/ Conversion	Sales/ Conversion	Par at July 31, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	Value at July 31, 2019
Alger Focus Equity Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	76,825	—	—	76,825	$—	$—	$(87,580)	$153,650
Total					$—	$—	$(87,580)	$153,650

							Net Increase
	Shares/ Par at			Shares/	Dividend/		(Decrease) in
Security	October 31, 2018	Purchases/ Conversion	Sales/ Conversion	Par at July 31, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	Value at July 31, 2019
Alger Mid Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	166,009	—	—	166,009	$—	$—	$(189,250)	$332,018
Total					$—	$—	$(189,250)	$332,018

							Net Increase
	Shares/ Par at			Shares/	Dividend/		(Decrease) in
Security	October 31, 2018	Purchases/ Conversion	Sales/ Conversion	Par at July 31, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	Value at July 31, 2019
Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	133,263	—	—	133,263	$—	$—	$(151,920)	$266,526
Total					$—	$—	$(151,920)	$266,526